Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000007088 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000007088 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000007088 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007088 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007088 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007088 [Member] | Zero To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007088 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000007088 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007087 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000007087 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000007087 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007087 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007087 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007087 [Member] | Zero To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007087 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000007087 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193720 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193720 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193720 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193720 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193720 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193720 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193720 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000193720 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193720 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193720 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193720 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%